Goodwill and Intangible Assets - Carrying Amounts of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,910	$ 10,903
Accumulated Amortization	(8,430)	(7,072)
Intangible assets - net	2,480	3,831
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,530	6,530
Accumulated Amortization	(4,050)	(3,489)
Intangible assets - net	2,480	3,041
Distribution agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	326	326
Accumulated Amortization	(326)	(326)
Intangible assets - net	0	0
Technology and domain name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,054	4,047
Accumulated Amortization	(4,054)	(3,257)
Intangible assets - net	$ 0	$ 790